Consolidated Statements of Operations and Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 1,284,291	$ 1,165,787
Cost of sales	904,775	770,800
Depreciation	217,232	185,005
Gross profit	162,284	209,982
General and administrative expenses	50,326	54,560
Amortization of intangible assets	1,955	1,391
Loss on disposal of property, plant and equipment	822	767
Operating income	109,181	153,264
Interest expense, net	58,931	59,340
Equity loss (earnings) in affiliates and joint ventures	11,331	(15,299)
Change in fair value of contingent obligations	(26,909)	53,206
Loss (gain) on derivative financial instruments	9,354	(3,952)
Income before income taxes	56,474	59,969
Current income tax expense (benefit)	7,961	(3,270)
Deferred income tax expense	14,679	19,230
Net income	33,834	44,009
Unrealized foreign currency translation (gain) loss	(10,489)	695
Comprehensive income	$ 44,323	$ 43,314
Per share information
Basic net income per share (in CAD per share)	$ 1.18	$ 1.64
Diluted net income per share (in CAD per share)	$ 1.14	$ 1.51